Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions
Our interest rate swap contracts as at December 31, 2019 are summarized as follows:

(in thousands of $)	Notional principal	Inception date	Maturity date	Fixed Interest Rate
Receiving floating, pay fixed	25,000	June 2019	June 2024	2.00%
Receiving floating, pay fixed	25,000	June 2019	June 2024	1.38%
Receiving floating, pay fixed	50,000	June 2019	June 2024	2.15%
Receiving floating, pay fixed	50,000	August 2019	June 2024	2.15%
Receiving floating, pay fixed	25,000	September 2019	June 2024	1.40%